VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—83.9%
Communication Services—11.4%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	$ 7,640	$ 7,594
CSC Holdings LLC 5.250%, 6/1/24	5,890	5,766
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	11,250	10,570
DISH DBS Corp. 144A 5.250%, 12/1/26(1)	12,350	10,581
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	5,135	4,881
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	12,950	9,195
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	3,800	3,674
Radiate Holdco LLC 144A 4.500%, 9/15/26(1)	7,285	5,556
Summer BC Bidco B LLC 144A 5.500%, 10/31/26(1)	5,054	4,731
Townsquare Media, Inc. 144A 6.875%, 2/1/26(1)	4	4
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	7,263	7,243
		69,795

Consumer Discretionary—11.1%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	5,945	5,961
Carnival Corp. 144A 7.000%, 8/15/29(1)	510	533
CCM Merger, Inc. 144A 6.375%, 5/1/26(1)	4,900	4,778
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	3,420	3,471
Clarios Global LP
144A 6.750%, 5/15/25(1)	720	726
144A 6.750%, 5/15/28(1)	350	357
Ford Motor Credit Co. LLC
6.950%, 3/6/26	1,000	1,024
7.350%, 11/4/27	6,310	6,654
6.800%, 5/12/28	600	627
Gates Global LLC 144A 6.250%, 1/15/26(1)	5,873	5,844
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	2,200	2,232
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	5,150	5,202
Newell Brands, Inc. 6.375%, 9/15/27	5,936	5,894
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	4,330	4,568
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	5,000	4,805
	Par Value	Value

Consumer Discretionary—continued
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	$ 3,535	$ 3,645
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	802	795
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	177	190
Sally Holdings LLC 5.625%, 12/1/25	3,534	3,535
SeaWorld Parks & Entertainment, Inc. 144A 8.750%, 5/1/25(1)	3,500	3,518
Six Flags Theme Parks, Inc. 144A 7.000%, 7/1/25(1)	3,526	3,541
		67,900

Consumer Staples—2.5%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	2,927	2,962
Coty, Inc. 144A 6.625%, 7/15/30(1)	3,290	3,380
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	5,500	5,500
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	3,500	3,457
		15,299

Energy—14.2%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	4,262	4,241
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	2,000	2,013
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	6,050	6,040
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	3,585	3,743
144A 8.625%, 11/1/30(1)	10	11
144A 8.750%, 7/1/31(1)	1,680	1,788
Cloud Peak Energy Resources LLC PIK 12.000%, 5/1/25(2)	2,364	2,151
CVR Energy, Inc. 144A 5.250%, 2/15/25(1)	12,594	12,573
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	1,889
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	3,045	2,937
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	2,937	2,936
144A 7.500%, 6/1/27(1)	950	979
Genesis Energy LP 8.000%, 1/15/27	4,000	4,066
	Par Value	Value

Energy—continued
Hess Midstream Operations LP 144A 5.625%, 2/15/26(1)	$ 3,000	$ 2,978
HF Sinclair Corp. 144A 6.375%, 4/15/27(1)	3,675	3,704
Hilcorp Energy I LP 144A 6.000%, 4/15/30(1)	4,500	4,364
New Fortress Energy, Inc. 144A 6.750%, 9/15/25(1)	6,500	6,448
NuStar Logistics LP 5.750%, 10/1/25	5,200	5,167
SM Energy Co. 5.625%, 6/1/25	5,000	4,941
Sunoco LP 144A 7.000%, 9/15/28(1)	5,735	5,917
Targa Resources Partners LP 6.500%, 7/15/27	3,000	3,040
Transocean, Inc. 144A 8.750%, 2/15/30(1)	4,133	4,317
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	670	693
		86,936

Financials—9.8%
Albion Financing 2 S.a.r.l. 144A 8.750%, 4/15/27(1)	4,000	3,900
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	4,500	4,604
Blackstone Mortgage Trust, Inc. 144A 3.750%, 1/15/27(1)	3,000	2,668
Blackstone Private Credit Fund 144A 7.300%, 11/27/28(1)	4,395	4,569
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	3,000	2,808
HUB International Ltd. 144A 7.250%, 6/15/30(1)	5,000	5,281
LD Holdings Group LLC 144A 6.500%, 11/1/25(1)	4,025	3,732
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	5,595	5,234
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	3,724	3,957
OneMain Finance Corp. 7.875%, 3/15/30	4,000	4,117
PennyMac Financial Services, Inc. 144A 5.375%, 10/15/25(1)	2,750	2,718
SLM Corp. 4.200%, 10/29/25	8,950	8,681
Starwood Property Trust, Inc. 144A 3.750%, 12/31/24(1)	900	883
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	$ 7,200	$ 7,154
		60,306

Health Care—6.4%
Akumin, Inc. 144A 7.000%, 11/1/25(1)(3)	5,405	4,378
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(1)	4,000	3,865
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	3,500	3,309
HCA, Inc. 5.375%, 2/1/25	1,500	1,498
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	1,455	1,470
144A 11.000%, 10/15/30(1)	2,900	3,054
Medline Borrower LP 144A 5.250%, 10/1/29(1)	6,705	6,320
RP Escrow Issuer LLC 144A 5.250%, 12/15/25(1)	3,400	2,720
Select Medical Corp. 144A 6.250%, 8/15/26(1)	6,000	6,030
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	1,819	1,811
7.125%, 1/31/25	3,700	3,717
7.875%, 9/15/29	825	885
		39,057

Industrials—13.5%
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	4,380	4,478
Brink’s Co. (The) 144A 5.500%, 7/15/25(1)	5,000	4,977
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	2,970	3,104
Fly Leasing Ltd. 144A 7.000%, 10/15/24(1)	10,990	10,600
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	7,792	7,767
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	280	288
Global Aircraft Leasing Co. Ltd. PIK 144A 6.500%, 9/15/24(1)(2)	5,627	5,290
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	6,615	6,634
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	4,535	4,229
Shift4 Payments LLC 144A 4.625%, 11/1/26(1)	12,250	11,912
	Par Value	Value

Industrials—continued
Summit Materials LLC 144A 7.250%, 1/15/31(1)	$ 460	$ 485
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	2,345	2,415
144A 7.125%, 12/1/31(1)	85	89
5.500%, 11/15/27	5,200	5,095
Uber Technologies, Inc. 144A 8.000%, 11/1/26(1)	10,459	10,653
WESCO Distribution, Inc. 144A 7.125%, 6/15/25(1)	5,000	5,037
		83,053

Information Technology—6.7%
ACI Worldwide, Inc. 144A 5.750%, 8/15/26(1)	8,500	8,443
ams-OSRAM AG 144A 12.250%, 3/30/29(1)	5,100	5,672
Central Parent LLC 144A 8.000%, 6/15/29(1)	1,220	1,273
Central Parent, Inc. 144A 7.250%, 6/15/29(1)	4,000	4,079
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	4,250	4,041
144A 6.500%, 10/15/28(1)	5,900	5,352
GTCR W-2 Merger Sub LLC 144A 7.500%, 1/15/31(1)	4,260	4,502
Veritas U.S., Inc. 144A 7.500%, 9/1/25(1)	5,000	4,128
Viasat, Inc. 144A 5.625%, 9/15/25(1)	3,400	3,315
		40,805

Materials—3.3%
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	4,490	4,779
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	10,250	9,721
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	3,710	3,776
Sealed Air Corp. 144A 7.250%, 2/15/31(1)	1,690	1,792
		20,068

Real Estate—0.9%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	4,000	3,810
HAT Holdings I LLC 144A 3.375%, 6/15/26(1)	2,000	1,880
		5,690

Utilities—4.1%
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	3,600	3,780
	Par Value	Value

Utilities—continued
Calpine Corp. 144A 5.250%, 6/1/26(1)	$ 1,096	$ 1,082
Ferrellgas LP 144A 5.375%, 4/1/26(1)	5,835	5,710
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)	11,800	10,045
Vistra Operations Co. LLC 144A 5.500%, 9/1/26(1)	4,500	4,443
		25,060

Total Corporate Bonds and Notes (Identified Cost $529,952)		513,969

Leveraged Loans—11.2%
Chemicals—0.6%
Nouryon Finance B.V. (3 month Term SOFR + 4.100%) 9.467%, 4/3/28(4)	3,546	3,556
Consumer Non-Durables—0.9%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.360%, 12/22/26(4)	5,741	5,731
Energy—0.6%
Prairie ECI Acquiror LP (1 month Term SOFR + 4.850%) 10.206%, 3/11/26(4)	3,525	3,525
Financials—1.7%
AssuredPartners, Inc. 2020 (1 month Term SOFR + 3.614%) 8.947%, 2/12/27(4)	2,947	2,952
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 8.720%, 12/23/26(4)	7,847	7,820
		10,772

Health Care—1.2%
Catalent Pharma Solutions, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 8.356%, 2/22/28(4)	370	370
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.356%, 3/6/27(4)	990	989
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.106%, 12/11/26(4)	2,985	2,983
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.600%) 8.948%, 10/1/26(4)	$ 3,391	$ 3,406
		7,748

Media / Telecom - Cable/Wireless Video—0.5%
CSC Holdings LLC 2017 (1 month LIBOR + 2.250%) 7.726%, 7/17/25(4)	2,935	2,883
Metals / Minerals—0.7%
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.676%, 7/31/26(4)	4,240	4,203
Service—4.5%
APX Group, Inc. (3 month Term SOFR + 3.512% - 3 month PRIME + 2.250%) 8.924% - 10.750%, 7/10/28(4)	9,775	9,768
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.470%, 1/21/28(4)	3,000	3,006
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 9.625%, 3/4/28(4)	1,940	1,698
Summer BC Bidco B LLC Tranche B-2 (3 month Term SOFR + 4.760%) 10.108%, 12/4/26(4)	2,933	2,890
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 9.108%, 6/30/28(4)	4,413	4,404
Titan Acquisition Ltd. (1 month Term SOFR + 3.000%) 8.447%, 3/28/25(4)	5,959	5,947
		27,713

Transportation - Automotive—0.5%
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.106%, 5/6/30(4)	2,918	2,921
Total Leveraged Loans (Identified Cost $68,932)		69,052

	Shares	Value
Common Stock—0.0%
Energy—0.0%
Cloud Peak Energy, Inc.(5)(6)(7)	40,020	$ —
Total Common Stock (Identified Cost $—)		—

Total Long-Term Investments—95.1% (Identified Cost $598,884)		583,021

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.258%)(8)	8,347,802	8,348
Total Short-Term Investment (Identified Cost $8,348)		8,348

TOTAL INVESTMENTS—96.5% (Identified Cost $607,232)		$591,369
Other assets and liabilities, net—3.5%		21,340
NET ASSETS—100.0%		$612,709

Abbreviations:
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $443,068 or 72.3% of net assets.
(2)	100% of the income received was in cash.
(3)	Security in default; interest payments are being received.
(4)	Variable rate security. Rate disclosed is as of December 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	87%
Luxembourg	3
Canada	3
Bermuda	2
Cayman Islands	2
Netherlands	1
Austria	1
Other	1
Total	100%
† % of total investments as of December 31, 2023.
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$513,969	$—	$513,969	$—
Leveraged Loans	69,052	—	69,052	—
Equity Securities:
Common Stock	—	—	—	—(1)
Money Market Mutual Fund	8,348	8,348	—	—
Total Investments	$591,369	$8,348	$583,021	$—(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.